SHARE-BASED PAYMENTS - Restricted performance share units outstanding (Details) - Restricted performance share units $ / shares in Units, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) EquityInstruments $ / shares	Dec. 31, 2019 CAD ($) EquityInstruments $ / shares
Share-based payment transaction
Vesting period	3 years
Balance at January 1	4,937	4,990
Granted	1,436	2,263
Redeemed	(1,575)	(1,702)
Forfeited	(339)	(614)
Outstanding at end of period	4,459	4,937
Balance at January 1 | $	$ 5.16	$ 5.14
Granted | $ / shares	$ 7.76	$ 4.54
Redeemed | $ / shares	5.32	4.45
Forfeited | $ / shares	$ 5.02	$ 4.71
Outstanding at end of period | $	$ 5.95	$ 5.16